Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 7,179,800	$ 5,098,420
Restricted cash	158,865	203,779
Short-term investment		60,994
Accounts receivable, net	6,979,725	5,294,088
Current tax assets	96,143	98,471
Inventories	11,813,504	14,530,841
Prepaid expenses and other current assets	1,176,098	1,307,040
Total current Assets	27,481,480	26,655,003
Non-current assets
Property, plant and equipment	19,044,954	19,521,672
Intangible assets	4,832,114	5,138,437
Long-term investment	614,858	344,876
Right-of-use assets	5,761,176	5,421,236
Deferred income tax assets	531,762	492,221
Prepayment and other non-current assets	1,552,943	1,007,586
Total non-current assets	32,337,807	31,926,028
Total assets	59,819,287	58,581,031
Current liabilities
Short-term bank loans	18,199,806	15,265,739
Accounts payable	4,556,390	1,500,927
Current lease liabilities	2,328,227	2,060,022
Current tax liabilities	383,941	126,332
OET derivative liability	2,799,588
Accrued expenses and other current liabilities	6,245,434	3,040,716
Total current Liabilities	34,654,454	22,113,495
Non-current liabilities
Long-term bank loans	10,963,881	9,446,467
Deferred tax liabilities	111,329	111,329
Non-current lease liabilities	3,974,560	3,911,466
Warrant liabilities	603,566
Total non-current liabilities	15,653,336	13,469,262
Total Liabilities	50,307,790	35,582,757
Shareholders’ Equity
Ordinary share (par value of US$0.0001 per share; 500,000,000 shares authorized; 44,766,003 shares issued and outstanding, as of December 31, 2025; 37,749,381 shares issued and outstanding as of December 31, 2024)	4,477	3,775
Share subscription receivable	(19,365,936)
Additional paid in capital	34,817,825	22,246,969
Retained earnings	(4,134,450)	3,054,350
Accumulated other comprehensive (loss) income	(1,916,610)	(2,471,137)
Treasury Stock	(38,754)
Total shareholder’s equity	9,366,552	22,833,957
Non-controlling interest	144,945	164,317
Total equity	9,511,497	22,998,274
Total liabilities and shareholders’ equity	59,819,287	58,581,031
Related Party
Current assets
Amounts due from related parties	77,345	61,370
Current liabilities
Amounts due to related parties	$ 141,068	$ 119,759